Financial Income Expense - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Unrealized Foreign Exchange Losses [Member]
Foreign exchange losses	€ 19	€ 50
Foreign exchange gains	373	164
Realized Foreign Exchange Gains (Losses) [Member]
Foreign exchange losses	€ 331	92
Foreign exchange gains		€ 0